Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of maturity analysis of operating lease payments [Table Text Block]
	2018	2017
Within one year	$42,019	$5,682
After one year but not more than five years	19,374	12,291
More than five years	2,055	1,781
	$63,448	$19,754